SHARE CAPITAL (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended
	Aug. 24, 2011 USD ($)	Aug. 11, 2011 USD ($)	Aug. 09, 2011 USD ($)	Mar. 22, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2007	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Nov. 30, 2007	May 14, 2007 ILS
SHARE CAPITAL [Abstract]
Reverse stock split ratio								5.88235
Ordinary shares, par value per share									0.25	0.25		0.01
Ordinary shares, shares authorized					12,235,288	12,235,288
Shares issued to settle liabilities						70,588
Shares issued to settle liabilities, value						$ 51
Granted	90,588	70,588	35,294
Fair value	18	36	6
Exercise price	$ 0.85	$ 0.00	$ 0.47
Expiration period			5 years		10 years
Vested					54,118	36,471
Risk free interest rate						0.76%
Dividend yield						0.00%
Expected volatility factor						176.54%
Expected term						4 years 7 months 21 days
Options exercised, total intrinsic value					0	1	1
Stock price					$ 0.60	$ 0.43	$ 0.60
Unrecognized share-based compensation expense					3
Warrant fair value					124	143	147
Issuance of common stock in exchange for cash, shares				361,991
Proceeds from issuance of private placement				$ 200
Issuance of warrants to purchase ordinary shares				130,317	325,754	254,558	414,115				37,500
Exercise price of warrant issued				0.64	0.00	0.00	0.00				1.7
Warrant term				5 years